INCOME TAXES	3 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES

12. INCOME TAXES

Our effective income tax rate was 26.8 % for the three months ended December 31, 2013 compared to a 41.4 % effective income tax rate for the three months ended December 31, 2012.  The decrease in the effective tax rate during the first quarter of fiscal 2014 was primarily due to the absence of a $1,686 foreign tax adjustment, as discussed in Note 1 under the heading "Results of Operations", recorded in the first quarter of fiscal 2013, and lower income tax expense on foreign earnings resulting from our election to permanently reinvest the earnings of our foreign subsidiaries.  The Company was awarded a tax holiday in South Korea in conjunction with our investment in research, development and manufacturing facilities there.  Subject to certain conditions, which we believe we have met, this arrangement allows for a 0% tax in fiscal years 2013, 2014 and 2015, and a tax at 50% of the local statutory rate in effect for fiscal years 2016 and 2017.  This tax holiday reduced our income tax provision by approximately $755 in the first quarter of fiscal 2014.